Warrants - Activity (Details) - CAD ($)		1 Months Ended	12 Months Ended
	Aug. 31, 2022	Aug. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Number of warrants
Balance - Beginning of year (in shares)			11,628,178	12,452,178	4,521,605
Issued (in shares)					11,792,602
Expired (in shares)				(320,328)	(186,746)
Exercised (in shares)				(503,672)	(3,675,283)
Balance - End of year (in shares)			11,628,178	11,628,178	12,452,178
Amount
Balance - Beginning of year			$ 3,517,867	$ 4,176,780	$ 4,460,728
Issued					3,707,789
Expired					(75,886)
Exercised				(2,014,688)	(3,999,272)
Earned				1,355,775	83,421
Balance - End of year			$ 3,517,867	$ 3,517,867	$ 4,176,780
Warrants - exercise price of $3.25
Amount
Warrants issued as result of warrant exercised (in shares)			128,203
Fair value of warrants issued as result of warrant exercised			$ 144,976
Exercise price of warrants issued as result of warrant exercised (in $ per share)			$ 3.25
Warrants - exercise price of $2.50
Amount
Warrants exercised that resulted in issuance of warrants (in shares)			(256,409)
Warrants exercised that resulted in issuance of warrants (in $ per share)			$ 2.50
Caro Development Agreement
Number of warrants
Expired (in shares)	320,328
Exercised (in shares)		503,672
Earned (in shares)				338,943	20,856
Amount
Earned				$ 1,355,775	$ 83,421